Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Real Estate Fund))	0 Months Ended
	Aug. 26, 2011
Class A
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.23%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.73%
Fee Waiver and Expense Reimbursement	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.49%
Class B
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.72%
Total Annual Fund Operating Expenses	2.72%
Fee Waiver and Expense Reimbursement	(0.48%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.24%
Class C
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	2.53%
Fee Waiver and Expense Reimbursement	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.24%
Class N
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	2.03%
Fee Waiver and Expense Reimbursement	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.74%
Class Y
Operating Expenses:
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.09%

[1]	The Fund's Manager has agreed to voluntarily waive its management fees and/or reimburse certain expenses such that total annual fund operating expenses do not exceed 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.75% for Class N and 1.25% for Class Y. The Fund's transfer agent has voluntarily agreed to limit its fees for all classes, except Class A, to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. Each of these voluntary expense limitations may be amended or withdrawn after one year from the date of this prospectus.